Income Taxes - Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Statutory U.S. federal tax rate	21.00%	21.00%	21.00%
Net difference resulting from:
Research and development tax incentives	(5.00%)	(7.00%)	(4.00%)
Foreign earnings subject to different tax rates	2.00%	3.00%	4.00%
State income taxes	2.00%	2.00%	2.00%
Foreign tax credits	(5.00%)	(6.00%)	(2.00%)
Effect of UK law change	0.00%	0.00%	4.00%
Global intangible low-taxed income (GILTI)	5.00%	6.00%	0.00%
Stock based compensation - excess tax benefit	0.00%	(2.00%)	0.00%
Remeasurement of deferred tax liability	0	0	(0.04)
Valuation allowance	3.00%	1.00%	0.00%
Effective Income Tax Rate Reconciliation, Disposition of Business, Percent	(7.00%)	0.00%	0.00%
Other	(1.00%)	(4.00%)	2.00%
Total difference	(6.00%)	(7.00%)	2.00%
Effective income tax rate	15.00%	14.00%	23.00%